Premises and Equipment: (Table)	12 Months Ended
Dec. 31, 2012
Premises and Equipment: [Abstract]
Components of premises and equipment included in the consolidated balance sheets

	2012	2011
Land	$5,560	5,560
Land improvements	558	558
Buildings	20,257	20,206
Furniture and equipment	7,427	6,765

	33,802	33,089
Less accumulated depreciation	11,245	9,658

Premises and equipment, net	$22,557	23,431